Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Nov. 30, 2024	Nov. 30, 2023
Current assets
Cash and cash equivalents	$ 11,880	$ 21,589
Restricted cash	122	118
Other receivables	354	594
Prepaid expenses and deposits	893	1,379
Other assets	67	47
Current assets	13,316	23,727
Non-current assets
Reclamation deposits	494	494
Exploration and evaluation assets	56,547	56,815
Land, property and equipment	3,300	3,233
Investment in associate	7,230	6,297
Investment in joint venture	1,168	1,232
Long-term investments	38,906	45,080
Assets	120,961	136,878
Current liabilities
Accounts payable and accrued liabilities	1,602	1,757
Due to joint venture	26	30
Due to related parties	274	239
Current lease liabilities	88	66
Income taxes payable	1,992	7
Withholding taxes payable	253	245
Current liabilities	4,235	2,344
Non-current liabilities
Non-current lease liabilities	299	329
Rehabilitation provisions	1,020	888
Deferred tax liability	246	904
Liabilities	5,800	4,465
Equity
Issued capital	190,785	176,584
Reserves	14,050	13,493
Share issuance obligation	91	0
Retained earnings (deficit)	(4,436)	20,176
Accumulated other comprehensive loss	(86,731)	(81,010)
Total equity attributable to shareholders of the Company	113,759	129,243
Non-controlling interests	1,402	3,170
Equity	115,161	132,413
Equity and liabilities	$ 120,961	$ 136,878